GOLDMAN SACHS TRUST

Goldman Sachs Structured Domestic Equity Funds

Class A, Class B, Class C, Institutional and Class IR Shares of the
Goldman Sachs Balanced Fund
(the “Fund”)

Supplement dated April 25, 2012 to the
Prospectus and Summary Prospectus dated February 28, 2012 (the “Prospectuses”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

The Board of Trustees of the Goldman Sachs Trust has approved a change in the Fund’s name, investment objective and principal strategy. These changes will be effective after the close of business on June 29, 2012.

The Fund’s name will change to the “Goldman Sachs Income Builder Fund.”

The Fund’s current investment objective is to provide long-term growth of capital and current income. The Fund’s new investment objective will be to provide income and capital appreciation.

The Fund will continue to invest in both equity and fixed income securities. However, the Fund’s new principal strategy seeks to focus on “yield enhancing” strategies to earn an income stream.

The Fund’s benchmarks will change from the S&P 500® Index and the Barclays Capital Aggregate Bond Index to the Russell 1000 Value® Index and the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index.

The Fund is presently managed by the Quantitative Investment Strategies Team and the Fixed Income Investment Team of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”). Going forward, the Fund will be managed by the Fundamental Equity Investment Team and the Fixed Income Team of the Investment Adviser.

Accordingly, after the close of business on June 29, 2012, the Fund’s Prospectuses are revised as follows:

All references in the Prospectus to the “Goldman Sachs Balanced Fund” are replaced with “Goldman Sachs Income Builder Fund.”

The following replaces in its entirety the “Goldman Sachs Balanced Fund—Summary—Investment Objective” in the Prospectus and “Investment Objective” in the Summary Prospectus:

The Goldman Sachs Income Builder Fund (the “Fund”) seeks income and capital appreciation.

The following replaces in its entirety the “Goldman Sachs Balanced Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund seeks to provide income through investments in fixed income securities (bonds) and high dividend paying equities, preferred equities and other similar securities (stocks). The Fund seeks to achieve capital appreciation primarily through equity securities. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness based on, among other factors, income opportunities, market valuations, economic growth and inflation prospects. The Fund has a baseline allocation to fixed income securities of 50% and to equity securities of 50%. In seeking to meet its investment objective, the Fund has the flexibility to opportunistically tilt the allocation to fixed income and equity securities up to 15% above or below the baseline allocation, measured at the time of investment.

The Fund may invest up to 65% of its total assets (not including securities lending collateral and any investment of that collateral) (“Total Assets”) measured at the time of purchase in equity investments, which include, among others, U.S. common stocks, preferred stocks and American Depositary Receipts (“ADRs”) of U.S. and foreign issuers (including issuers in countries with emerging markets or economies (“emerging countries”)), as well as master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and affiliated and unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Investment Adviser expects that equity investments will be weighted in favor of companies which pay dividends or other current income. While the Fund may invest in companies of any market capitalization, the Investment Adviser will typically favor equity securities of large-cap companies within the range of the market capitalization of the Russell 1000® Value Index at the time of investment.

The Fund may invest up to 65% of its Total Assets measured at the time of purchase in fixed income investments. The Fund’s fixed income investments may include, among others:

–	Securities issued by corporations, banks and other issuers including non-investment grade securities
–	Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises
–	Securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies, or instrumentalities and foreign corporations or other entities.

The Fund may also seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies, including ETFs.

The Fund’s investments in foreign fixed income securities may include securities of foreign issuers (including issuers in emerging countries) and securities denominated in a currency other than the U.S. dollar.
The Fund may invest in both non-investment grade and investment grade fixed income securities. Non-investment grade fixed income securities (commonly known as “junk bonds”), which are rated BB or lower by Standard & Poor’s Rating Group (“Standard & Poor’s”), or Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, determined by the Investment Adviser to be of comparable quality), at the time of investment. Non-investment grade securities may include, among others, non-investment grade bonds, non-investment grade floating rate loans and other floating or variable rate obligations. The Fund does not maintain a fixed target duration.

The Fund may invest without limit in non-U.S. equity and non-U.S. fixed income securities.

In addition to direct investments in equity and fixed income securities the Fund may invest in derivatives including credit default swaps (including credit default index swaps or “CDX”) which can be used for both hedging purposes and to seek to increase total return. The Fund may also use treasury and index futures contracts and index and total return swaps for investment purposes. Additionally, the Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including currency futures and forward foreign currency contracts or invest in such instruments for speculative purposes.

The following is added in the section “Goldman Sachs Balanced Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Derivatives Risk. The risk that loss may result from the Fund’s investments in futures, swaps and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Master Limited Partnership Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements, may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price, and investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which may increase the Fund’s tax liability. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

Non-Investment Grade Fixed Income Securities Risk. The Fund may invest in non-investment grade fixed income securities (commonly known as “junk bonds”) that are considered speculative. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.

The following replaces in its entirety in the “Goldman Sachs Balanced Fund—Summary—Principal Risks of the Fund—Foreign Risk” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.